Corporate transactions	12 Months Ended
Dec. 31, 2020
Corporate transactions
Corporate transactions

D1Corporate transactions

D1.1  Gain (loss) attaching to corporate transactions

Where there is a disposal, income and expenses of entities sold during the year are included in the income statement up to the date of disposal. The gain or loss on disposal is calculated as the difference between sale proceeds net of selling costs, less the net assets of the entity at the date of disposal, adjusted for foreign exchange movements attaching to the sold entity that are required to be recycled to the income statement under IAS 21.

	2020 $m	2019 $m	2018 $m
Gain on disposalsnote (i)	—	265	—
Other transactionsnote (ii)	(48)	(407)	(107)
Total gain (loss) attaching to corporate transactions as shown separately on the consolidated income statement	(48)	(142)	(107)
Gain arising on reinsurance of Jackson’s in-force fixed and fixed index annuity businessnote (iii)	804	—	—
Gain arising on reinsurance transaction undertaken by the Hong Kong businessnote(iv)	765	—	—
Total gain (loss) attaching to corporate transactions	1,521	(142)	(107)

Notes

(i)

In 2019, the gain on disposals principally related to profits arising from a 4 per cent reduction in the Group’s stake in its associate in India, ICICI Prudential Life Insurance Company, and the disposal of Prudential Vietnam Finance Company Limited, a wholly-owned subsidiary that provides consumer finance.

(ii)

In 2020, other transactions include $(38) million of costs associated with the work to plan for the separation of Jackson. In 2019, other transactions primarily reflected costs related to the demerger of the Group’s UK and Europe operations (M&G plc). In 2018, the $(107) million other transactions primarily related to exiting the NPH broker-dealer business in the US and costs related to the preparation for the demerger of M&G plc.

(iii)

With effect from 1 June 2020, Jackson reinsured substantially all of its in-force portfolio of US fixed and fixed index annuities with Athene Life Re Ltd, which resulted in a pre-tax gain of $804 million, after allowing for the write-off of DAC associated with the business reinsured and after reflecting post-closing adjustments made in the second half of 2020.  The transaction excluded Jackson’s legacy life and institutional business as well as the REALIC portfolio and group pay-out annuity business reinsured from John Hancock and was collateralised to reduce the exposure to counterparty risk. Under the reinsurance arrangement, Jackson reinsured $27.6 billion liabilities (valued at 1 June 2020) in return for a premium of $28.9 billion net of ceding commission, comprising principally of bonds. The pre-tax gain also includes the realised gains arising on the bonds net of the DAC written off as a result of the transaction of $2.1 billion. After allowing for tax of $(0.2) billion and the reduction in unrealised gains recorded directly in other comprehensive income of $(1.8) billion, the impact of the reinsurance transaction on IFRS shareholders’ equity is a reduction of $(1.2) billion.

(iv)

The benefit arises from a co-reinsurance quota share transaction undertaken by the Hong Kong business in December 2020 as part of the Group’s on-going asset/liability management. Future surpluses (or losses) arising from the business being reinsured will be shared with the reinsurer in accordance with the terms of the treaty. This treaty helps mitigate the effect of the accounting mismatch under the existing regulatory framework in Hong Kong and is part of our management of the transition to the new RBC regime.

D1.2  Equity investment by Athene into the US business

In 2020, all of the $1,014 million effect of transactions relating to non-controlling interests recognised in the consolidated statement of changes in equity relates to the equity investment by Athene Life Re Ltd ('Athene') into the US business completed on 17 July 2020. Under the transaction, Athene invested $500 million in Prudential’s US business in return for an 11.1 per cent economic interest for which the voting interest is 9.9 per cent. Athene’s investment is in the form of a cash subscription for the issuance of new common equity in the holding company containing Prudential’s US businesses, including Jackson National Life Insurance Company and PPM America.

The following is summarised financial information for non-controlling interest in Prudential’s US operations currently held by Athene since July 2020:

–The profit after tax generated by the US operations and attributable to Athene is $57 million;

–The comprehensive loss generated by the US operations and attributable to Athene is $(8) million; and

–Of the US operations’ total equity, the amount attributable to Athene is $ 1,063 million.

Analysis of assets and liabilities of the US operations is included in note C1 segmental balance sheet. Profit or loss of the US operations is included in note B1.4 segmental income statement. Total net decrease in cash and cash equivalents for the US operations during the year is shown below:

2020 $m
Cash flows from operating activities	(807)
Cash flows from investing activities	(2)
Cash flows from financing activities	470
Net cash flows in the year	(339)

No dividends were paid to Athene during the year.

D1.3 Discontinued UK and Europe operations

On 21 October 2019, the Group completed the demerger of its UK and Europe operations (M&G plc), which were classified as discontinued operations in the comparatives included within these consolidated financial statements in accordance with IFRS 5 'Non-current assets held for sale and discontinued operations'.

The results and cash flows for the discontinued UK and Europe operations presented in the consolidated financial statements for the period of ownership up to the demerger are analysed below. The profit and other comprehensive income for the period from the discontinued UK and Europe operations were wholly attributable to the equity holders of the Company.

Total comprehensive income

	2019 $m	2018 $m
Total revenue, net of reinsurance	33,212	(2,487)
Total charges, net of reinsurance	(31,118)	3,349
Profit before tax	2,094	862
Re-measurement on demerger	188	—
Cumulative exchange loss recycled from other comprehensive income	(2,668)	—
Total (loss) profit before tax	(386)	862
Tax (charge) credit	(775)	280
(Loss) profit for the year	(1,161)	1,142
Other comprehensive income:
Cumulative exchange loss recycled through profit or loss	2,668	—
Other items, net of related tax	203	(605)
Other comprehensive income (loss) for the year, net of related tax	2,871	(605)
Total comprehensive income for the year	1,710	537

Cash flows

	2019 $m	2018 $m
Cash flows from operating activities	2,375	5
Cash flows from investing activities	(454)	(478)
Cash flows from financing activities	—	(137)
Cash and cash equivalents divested on demerger	(7,611)	—
Net cash flows in the year	(5,690)	(610)
Net cash flows between discontinued and continuing operations*	(436)	(842)
Cash and cash equivalents at beginning of year	6,048	7,857
Effect of exchange rate changes on cash and cash equivalents	78	(357)
Cash and cash equivalents at end of year	—	6,048

The net cash flows between discontinued and continuing operations in 2019 of $(436) million primarily represented dividends of $(4,525) million, offset by payment for the transfer of debt to M&G plc from Prudential plc prior to the demerger of $4,161 million.